Risks arising from financial instruments	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Risks arising from financial instruments
19. Risks arising from financial instruments

A.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	30 June 2022				31 December 2021¹
Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total
Cash and cash equivalents	7 027	—	—	7 027	12 097	—	—	12 097
Trade and other receivables	5 234	—	—	5 234	4 607	—	—	4 607
Investment securities	26	334	138	498	22	374	139	535
Interest rate swaps	—	—	—	—	—	20	17	37
Cross currency interest rate swaps	—	111	167	277	—	52	60	112
Foreign exchange forward contracts	—	—	466	466	—	—	238	238
Foreign currency futures	—	—	5	5	—	—	—	—
Commodities	—	—	235	235	—	—	282	282

Financial assets	12 286	444	1 011	13 741	16 726	446	736	17 908

Non-current	540	111	161	811	526	73	115	714
Current	11 746	334	850	12 929	16 200	373	621	17 194
Trade and other payables	20 422	—	—	20 422	22 074	—	—	22 074
Non-current interest-bearing loans and borrowings	82 117	—	—	82 117	87 369	—	—	87 369
Current interest-bearing loans and borrowings	1 185	—	—	1 185	1 408	—	—	1 408
Bank overdrafts	130	—	—	130	53	—	—	53
Equity swaps	—	5 148	—	5 148	—	5 412	—	5 412
Cross currency interest rate swaps	—	38	97	135	—	172	98	270
Foreign exchange forward contracts	—	16	164	180	—	26	103	129
Foreign currency futures	—	—	3	3	—	—	37	37
Commodities	—	—	385	385	—	—	35	35
Interest rate swaps	—	—	2	2	—	—	3	3

Financial liabilities	103 854	5 202	651	109 707	110 904	5 610	276	116 790

Non-current	83 138	265	—	83 403	88 182	100	—	88 282
Current	20 716	4 936	651	26 304	22 722	5 510	276	28 508

1	Amended to conform to 2022 presentation.
B.	INTEREST RATE RISK
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is denominated.

30 June 2022 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Canadian dollar	—	—	3.04%	2 050
Euro	0.25%	1 020	0.25%	1 020
Pound sterling	—	—	2.86%	1 075
South Korean won	—	—	2.81%	252
US dollar	2.89%	450	—	—
Other	13.39%	574	12.10%	1 403

		2 044		5 801

Fixed rate
Brazilian real	7.98%	448	7.98%	448
Canadian dollar	4.08%	620	4.29%	3 153
Euro	2.27%	19 854	2.30%	22 951
Pound sterling	4.34%	3 241	4.42%	2 636
South Korean won	3.46%	38	0.72%	1 952
US dollar	4.96%	56 335	5.28%	45 238
Other	10.59%	852	7.52%	1 254

		81 389		77 631

31 December 2021¹	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Canadian dollar	—	—	1.21%	2 043
Euro	—	1 113	—	1 113
Pound sterling	—	—	1.05%	1 002
South Korean won	—	—	1.67%	502
US dollar	1.67%	463	—	—
Other	5.37%	734	5.99%	1 504

		2 310		6 164

Fixed rate
Brazilian real	7.21%	420	7.21%	420
Canadian dollar	4.11%	626	4.29%	3 158
Euro	2.27%	21 654	2.11%	27 553
Pound sterling	4.35%	3 611	4.43%	2 937
South Korean won	3.85%	32	0.87%	1 695
US dollar	4.93%	59 399	5.41%	46 288
Other	8.38%	779	8.80%	615

		86 520		82 666

As at 30 June 2022, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 130m US dollar (31 December 2021: 53m US dollar). As disclosed in the above table, 5 801m US dollar or 7.0% of the company’s interest-bearing financial liabilities bears interest at a variable rate.
The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2022
	Interest rate	Possible	Volatility
	30 June 2022¹	interest rate 2	of rates in %
Euro	—	—	46.56%
US dollar	2.29%	1.07% - 3.51%	53.38%

	2021
	Interest rate	Possible	Volatility
	31 December 2021¹	interest rate 2	of rates in %
Euro	—	—	10.64%
US dollar	0.21%	0.11% - 0.31%	48.10%
When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 30 June 2022, with all other variables held constant, 2022 interest expense would have been 38m US dollar higher/lower (31 December 2021: 8m US dollar). This effect would be more than offset by 68m US dollar higher/lower interest income on AB InBev’s interest-bearing
financial assets (31 December 2021: 44m US dollar).

C.	EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 18
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combinations (see also Note 8
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 30 June 2022, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total gain of 296m US dollar recognized in the profit or loss account for the period, of which 162m US dollar related to the company’s share-based payment programs and 134m US dollar related to the Grupo Modelo and SAB combinations. As at 30 June 2022, liabilities for equity swap derivatives amounted to 5.2 billion US dollar (31 December 2021: 5.4 billion US dollar).
Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 30.36% (2021: 26.51%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 1 628m US dollar positive/negative impact on the 2022 profit before tax (31 December 2021: 1 604m US dollar).

D.	CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 30 June 2022 to be limited.

1	Applicable Money Market Rates as of 30 June 2022 and 31 December 2021.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2022 and at 31 December 2021 for the applicable Money Market Rates of the selected currencies. The sensitivity analysis does not include any spread applicable to the company’s funding.

Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	30 June 2022			31 December 2021 1
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Cash and cash equivalents	7 027	—	7 027	12 097	—	12 097
Derivatives	983	—	983	669	—	669
Investment securities	504	(6)	498	541	(6)	535
Trade receivables	4 408	(397)	4 011	3 796	(331)	3 465
Cash deposits for guarantees	179	—	179	168	—	168
Loans to customers	105	—	105	117	—	117
Other receivables	1 531	(53)	1 478	1 272	(65)	1 208

	14 737	(455)	14 281	18 660	(402)	18 258

There was no significant concentration of credit risks with any single counterparty as of 30 June 2022 and no single customer represented more than 10% of the total revenue of the group in 2022.
Impairment losses
The allowance for impairment recognized during the period on financial assets was as follows:

	30 June 2022	31 December 2021¹
Balance at end of previous year	(402)	(376)
Impairment losses	(73)	(37)
Derecognition	18	30
Currency translation and other	2	(19)

Balance at end of period	(455)	(402)

E.	LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	30 June 2022
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(371)	(387)	(316)	(42)	(5)	(10)	(14)
Unsecured bank loans	(131)	(131)	(131)	—	—	—	—
Unsecured bond issues	(80 415)	(142 829)	(3 800)	(4 547)	(4 646)	(13 644)	(116 192)
Unsecured other loans	(57)	(121)	(9)	(12)	(56)	(4)	(40)
Lease liabilities	(2 327)	(2 681)	(563)	(499)	(381)	(500)	(738)
Bank overdraft	(130)	(130)	(130)	—	—	—	—
Trade and other payables	(23 847)	(24 099)	(22 777)	(264)	(499)	(272)	(287)

	(107 279)	(170 377)	(27 727)	(5 363)	(5 586)	(14 430)	(117 271)

Derivative financial liabilities
Foreign exchange derivatives	(183)	(183)	(183)	—	—	—	—
Cross currency interest rate swaps	(138)	(193)	(13)	(29)	(44)	(53)	(54)
Commodity derivatives	(383)	(377)	(375)	(2)	—	—	—
Equity derivatives	(5 148)	(5 159)	(5 028)	(131)	—	—	—

	(5 853)	(5 912)	(5 599)	(162)	(44)	(53)	(54)

Of which: related to cash flow hedges	(642)	(642)	(566)	(2)	—	(34)	(41)

	31 December 2021
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(628)	(636)	(551)	(53)	(5)	(9)	(18)
Unsecured bank loans	(106)	(106)	(106)	—	—	—	—
Unsecured bond issues	(85 726)	(152 064)	(3 479)	(3 596)	(6 192)	(13 800)	(124 997)
Unsecured other loans	(40)	(84)	(11)	(48)	(5)	(4)	(16)
Lease liabilities	(2 277)	(2 429)	(497)	(470)	(337)	(450)	(675)
Bank overdraft	(53)	(53)	(53)	—	—	—	—
Trade and other payables	(26 442)	(26 643)	(25 424)	(314)	(507)	(96)	(302)

	(115 272)	(182 015)	(30 121)	(4 481)	(7 046)	(14 359)	(126 008)

Derivative financial liabilities
Foreign exchange derivatives	(166)	(166)	(166)	—	—	—	—
Cross currency interest rate swaps	(273)	(293)	(147)	(35)	(32)	(56)	(23)
Commodity derivatives	(34)	(34)	(34)	—	—	—	—
Equity derivatives	(5 412)	(5 420)	(5 420)	—	—	—	—

	(5 885)	(5 913)	(5 767)	(35)	(32)	(56)	(23)

Of which: related to cash flow hedges	(203)	(203)	(170)	—	—	(29)	(4)

F.	FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the statement of financial position:

	Assets		Liabilities		Net
Million US dollar	30 June 2022	31 December 2021	30 June 2022	31 December 2021	30 June 2022	31 December 2021
Foreign currency
Forward exchange contract	466	238	(180)	(129)	286	109
Foreign currency futures	5	—	(3)	(37)	2	(37)
Interest rate
Interest rate swaps	—	38	(3)	—	(3)	38
Cross currency interest rate swaps	277	111	(135)	(273)	142	(162)
Commodities
Aluminum swaps	25	178	(350)	(20)	(325)	158
Sugar futures	2	13	(1)	—	1	13
Energy	112	29	(6)	(2)	106	27
Other commodity derivatives	96	62	(28)	(13)	68	50
Equity
Equity derivatives	—	—	(5 148)	(5 412)	(5 148)	(5 412)

	983	669	(5 853)	(5 886)	(4 870)	(5 216)

Of which:
Non-current	133	48	(266)	(100)	(133)	(52)
Current	850	621	(5 587)	(5 786)	(4 738)	(5 164)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities	30 June 2022		31 December 2021
Million US dollar	Carrying amount 1	Fair value	Carrying amount 1	Fair value
Fixed rate
Australian dollar	(308)	(302)	(324)	(366)
Brazilian real	(448)	(448)	(420)	(419)
Canadian dollar	(620)	(529)	(626)	(605)
Euro	(19 854)	(18 895)	(21 654)	(23 801)
Pound sterling	(3 241)	(3 102)	(3 611)	(3 913)
US dollar	(56 335)	(56 445)	(59 399)	(75 261)
Other	(582)	(527)	(486)	(471)

	(81 389)	(80 248)	(86 520)	(104 836)

1	“Carrying amount” refers to net book value as recognized in the statement of financial position at each reporting date.
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 2022 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	223	—
Derivatives in a cash flow hedge relationship	27	487	—
Derivatives in a net investment hedge relationship	—	245	—

	27	965	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	18	776
Derivatives at fair value through profit and loss	—	5 202	—
Derivatives in a cash flow hedge relationship	27	576	—
Derivatives in a fair value hedge relationship	—	3	—
Derivatives in a net investment hedge relationship	—	46	—

	27	5 845	776

Fair value hierarchy 31 December 2021 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	155	—
Derivatives in a cash flow hedge relationship	58	352	—
Derivatives in a fair value hedge relationship	—	17	—
Derivatives in a net investment hedge relationship	—	87	—

	58	620	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	832
Derivatives at fair value through profit and loss	—	5 611	—
Derivatives in a cash flow hedge relationship	52	141	—
Derivatives in a net investment hedge relationship	—	82	—

	52	5 834	832

Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. ELJ currently holds 15% of CND and the put option is exercisable in 2023, 2024 and 2026. As at 30 June 2022, the put option on the remaining shares held by ELJ was valued at 600m US dollar (31 December 2021: 589m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.